Commission income	12 Months Ended
Dec. 31, 2020
Fee and commission income [abstract]
Commission income	Commission income
Commission income comprises the amount of all fees and commissions accruing in favour of the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of fee and commission income is as follows:

EUR million
	2020	2019	2018
Coming from collection and payment services
Bills	265	328	334
Demand accounts	1,284	1,382	1,371
Cards	2,986	3,858	3,514
Orders	484	478	475
Cheques and other	110	155	138
	5,129	6,201	5,832
Coming from non-banking financial products
Investment funds	888	943	1,024
Pension funds	170	180	124
Insurance	2,289	2,631	2,433
	3,347	3,754	3,581
Coming from Securities services
Securities underwriting and placement	394	364	283
Securities trading	316	281	251
Administration and custody	336	485	458
Asset management	316	293	305
	1,362	1,423	1,297
Other
Foreign exchange	500	612	546
Financial guarantees	409	521	549
Commitment fees	366	293	291
Other fees and commissions	1,911	2,545	2,568
	3,186	3,971	3,954
	13,024	15,349	14,664